Reporting entity	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements [Abstract]
Reporting entity

1.	Reporting entity
TFI International Inc. (the “Company”) is incorporated under the
Canada Business Corporations Act
, and is a company domiciled in Canada. The address of the Company’s registered office is 8801 Trans-Canada Highway, Suite 500, Montreal, Quebec, H4S 1Z6.
The consolidated financial statements of the Company as at and for the years ended December 31, 2022 and 2021 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”).
The Group is involved in the provision of transportation and logistics services across the United States, Canada and Mexico.